Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement	12 Months Ended
Mar. 31, 2023 $ / shares shares
May 2, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.9	[1]
Number outstanding and exercisable (in Shares) | shares	723,684	[1]
Average remaining contractual life	1 month 2 days	[1]
June 11, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.52	[1]
Number outstanding and exercisable (in Shares) | shares	207,331	[1]
Average remaining contractual life	2 months 4 days	[1]
June 11, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.71	[1]
Number outstanding and exercisable (in Shares) | shares	263,602	[1]
Average remaining contractual life	2 months 4 days	[1]
December 31, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.52
Number outstanding and exercisable (in Shares) | shares	263,158
Average remaining contractual life	9 months
December 31, 2023 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 0.95
Number outstanding and exercisable (in Shares) | shares	3,684
Average remaining contractual life	9 months
January 27, 2024 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.52
Number outstanding and exercisable (in Shares) | shares	434,211
Average remaining contractual life	9 months 29 days
May 2, 2024 [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.71	[1]
Number outstanding and exercisable (in Shares) | shares	453,759	[1]
Average remaining contractual life	1 year 1 month 2 days	[1]
Total [Member]
Share Capital (Details) - Schedule of Share Purchase Warrants Issued in Connection with Private Placement [Line Items]
Exercise price | $ / shares	$ 1.69
Number outstanding and exercisable (in Shares) | shares	2,349,429
Average remaining contractual life	6 months 3 days

[1]	Subsequently expired unexercised.